Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7:- INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	December 31,
	2024	2023
Original amount:
Acquired technology	$10,534	$10,534
License	1,000	1,000
Customer relationships	4,717	4,717
Non-competition agreement	974	974
Software development costs	1,320	1,320
Distribution rights	688	688

	19,233	19,233
Accumulated amortization:
Acquired technology	6,311	4,856
License	400	282
Customer relationships	4,081	3,816
Non-competition agreement	974	974
Software development costs	1,320	1,320
Distribution rights	426	338

	13,512	11,586

Intangible assets, net	$5,721	$7,647

Amortization expenses for the years ended December 31, 2024, 2023 and 2021 were $1,926, $2, 243and $2,982 respectively.

b.	Amortization expenses for future periods are as shown below:

Years ending December 31,	Amount

2025	$1,539
2026	1,538
2027	1,537
2028	750
2029	324
2030	33

$5,721